As filed with the Securities and Exchange Commission on December 13, 2019

Registration No. 333-215599

811- 08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 4

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 185

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (914) 627-3630

Alison Ryan, Esquire

Brian Stallworth, Esquire

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel

440 Mamaroneck Avenue

Harrison, NY 10528

(Name and Address of Agent for Service)

Title of Securities Being Registered:         Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

              immediately upon filing pursuant to paragraph (b) of Rule 485

    X           on January 10, 2020 pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

    X       This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

This Post-Effective Amendment No. 4 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 185 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-4 (the “Registration Statement”) of Registrant is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until January 10, 2020 the effectiveness of the registration statement, filed in Post-Effective Amendment No. 3 on October 15, 2019, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 4 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 180 to the Registrant’s Registration Statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Denver and State of Colorado, on this 13th day of December, 2019.

SEPARATE ACCOUNT VA BNY
Registrant

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY
Depositor

Blake S. Bostwick *
Director, President and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director, Chairman of the Board and President	December 13, 2019

* Eric Martin	Controller, Senior Vice President and Assistant Treasurer	December 13, 2019

* Jay Orlandi	Director, Executive Vice President, Secretary and General Counsel	December 13, 2019

* David Schulz	Director, Chief Tax Officer and Senior Vice President	December 13, 2019

* C. Michiel van Katwijk	Director, Executive Vice President, Chief Financial Officer and Treasurer	December 13, 2019

* Wendy E. Cooper*	Director	December 13, 2019

* Anne C. Kronenberg*	Director	December 13, 2019

* June Yuson*	Director	December 13, 2019

/s/ Brian Stallworth Brian Stallworth	Assistant Secretary	December 13, 2019

*	By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.